Risk Management - Summary of Credit Default Swap Protection Sold (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 395,957	$ 440,098
Credit default swaps [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	159	44
Fair value	$ 4	$ 1
Weighted average maturity (in years)	4 years	2 years
Credit default swaps [Member] | A [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 133	$ 16
Fair value	$ 4
Weighted average maturity (in years)	4 years	1 year
Credit default swaps [Member] | BBB [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 26	$ 28
Fair value		$ 1
Weighted average maturity (in years)	1 year	2 years
Credit default swaps [Member] | Single name CDSs [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 159	$ 44
Fair value	$ 4	$ 1
Weighted average maturity (in years)	4 years	2 years